Shareholder Fees - Invesco Government & Agency Portfolio - Premier Class	May 28, 2024
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%